Investment Portfolioas of December 31, 2024 (Unaudited)
DWS Short Duration Fund
	Principal Amount ($)(a)	Value ($)

Corporate Bonds 49.6%
Communication Services 0.9%
Charter Communications Operating LLC, 4.908%, 7/23/2025	4,000,000	3,995,238
Discovery Communications LLC, 3.45%, 3/15/2025	2,235,000	2,226,874
Sirius XM Radio LLC, 144A, 3.125%, 9/1/2026	1,080,000	1,037,401
Sprint LLC, 7.625%, 3/1/2026	1,410,000	1,441,203
T-Mobile U.S.A., Inc., 2.625%, 4/15/2026	1,350,000	1,315,596
		10,016,312
Consumer Discretionary 5.3%
Camelot Return Merger Sub, Inc., 144A, 8.75%, 8/1/2028	550,000	527,039
Carnival Corp.:
144A, 4.0%, 8/1/2028	555,000	526,021
144A, 5.75%, 3/1/2027 (b)	550,000	548,787
Champions Financing, Inc., 144A, 8.75%, 2/15/2029 (b)	1,080,000	1,053,232
Expedia Group, Inc.:
3.8%, 2/15/2028	800,000	772,735
144A, 6.25%, 5/1/2025	3,200,000	3,202,120
Ford Motor Credit Co. LLC:
5.303%, 9/6/2029	2,000,000	1,959,967
5.8%, 3/5/2027	1,450,000	1,463,678
5.85%, 5/17/2027	3,500,000	3,537,536
6.798%, 11/7/2028	1,270,000	1,315,942
6.95%, 3/6/2026	750,000	763,176
General Motors Financial Co., Inc.:
4.9%, 10/6/2029	2,174,000	2,141,474
5.35%, 7/15/2027	4,000,000	4,039,800
Great Canadian Gaming Corp., 144A, 8.75%, 11/15/2029 (b)	683,000	699,077
Hyundai Capital America:
144A, 4.875%, 11/1/2027	5,000,000	4,987,402
144A, 5.275%, 6/24/2027	4,000,000	4,030,880
144A, 5.95%, 9/21/2026	4,000,000	4,072,973
International Game Technology PLC, 144A, 4.125%, 4/15/2026	525,000	516,171
Las Vegas Sands Corp., 5.9%, 6/1/2027	1,500,000	1,521,718
Mattel, Inc.:
144A, 3.375%, 4/1/2026	495,000	484,829
144A, 3.75%, 4/1/2029	4,000,000	3,765,954
Melco Resorts Finance Ltd., 144A, 4.875%, 6/6/2025 (b)	1,700,000	1,689,300
Newell Brands, Inc., 6.375%, 9/15/2027 (b)	1,090,000	1,093,760
Nissan Motor Acceptance Co. LLC, 144A, 6.95%, 9/15/2026	730,000	746,442
Rakuten Group, Inc., 144A, 9.75%, 4/15/2029	1,000,000	1,082,375
Royal Caribbean Cruises Ltd., 144A, 5.5%, 8/31/2026	1,365,000	1,363,657
Sands China Ltd., 5.125%, 8/8/2025	3,040,000	3,027,427
Stellantis Finance U.S., Inc., 144A, 1.711%, 1/29/2027	1,140,000	1,063,219
Travel & Leisure Co., 144A, 6.625%, 7/31/2026	1,000,000	1,010,688
Volkswagen Group of America Finance LLC, 144A, 4.85%, 8/15/2027	4,000,000	3,958,725
Wayfair LLC, 144A, 7.25%, 10/31/2029	1,105,000	1,104,447

Windsor Holdings III LLC, 144A, 8.5%, 6/15/2030	1,575,000	1,657,232
Wynn Macau Ltd., 144A, 5.5%, 1/15/2026	1,625,000	1,608,852
		61,336,635
Consumer Staples 1.3%
Bacardi Ltd., 144A, 5.25%, 1/15/2029	1,690,000	1,687,826
Constellation Brands, Inc., 5.0%, 2/2/2026	1,610,000	1,608,102
Coty, Inc.:
144A, 4.75%, 1/15/2029 (b)	2,000,000	1,905,910
144A, 5.0%, 4/15/2026	220,000	219,542
Imperial Brands Finance PLC, 144A, 5.5%, 2/1/2030	4,000,000	4,042,397
JBS USA Holding Lux SARL:
2.5%, 1/15/2027	960,000	911,725
3.0%, 2/2/2029	4,000,000	3,648,728
Simmons Foods, Inc., 144A, 4.625%, 3/1/2029	1,200,000	1,108,911
		15,133,141
Energy 5.2%
Antero Resources Corp., 144A, 7.625%, 2/1/2029	521,000	533,327
Apache Corp., 4.375%, 10/15/2028	2,000,000	1,929,088
Ascent Resources Utica Holdings LLC, 144A, 5.875%, 6/30/2029	1,120,000	1,090,735
Civitas Resources, Inc., 144A, 8.375%, 7/1/2028	980,000	1,017,797
Columbia Pipelines Holding Co. LLC, 144A, 6.055%, 8/15/2026	4,770,000	4,837,297
DT Midstream, Inc., 144A, 4.125%, 6/15/2029	3,500,000	3,268,573
Ecopetrol SA, 8.625%, 1/19/2029	3,000,000	3,181,751
Energy Transfer LP, 4.05%, 3/15/2025	750,000	748,517
EnLink Midstream LLC, 144A, 5.625%, 1/15/2028	4,000,000	4,040,120
Expand Energy Corp., 144A, 5.875%, 2/1/2029	3,000,000	2,975,601
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028 (b)	850,000	857,506
Helmerich & Payne, Inc.:
144A, 4.65%, 12/1/2027	3,000,000	2,961,497
144A, 4.85%, 12/1/2029	4,000,000	3,874,110
Hess Midstream Operations LP, 144A, 5.625%, 2/15/2026 (b)	1,500,000	1,495,086
HF Sinclair Corp., 6.375%, 4/15/2027	5,051,000	5,125,385
MarkWest Energy Partners LP, 4.875%, 6/1/2025	2,500,000	2,486,027
Nabors Industries, Inc., 144A, 8.875%, 8/15/2031	513,000	476,365
Occidental Petroleum Corp., 5.2%, 8/1/2029 (b)	4,500,000	4,464,690
South Bow USA Infrastructure Holdings LLC, 144A, 4.911%, 9/1/2027	1,922,000	1,915,591
TC PipeLines LP, 4.375%, 3/13/2025	1,891,000	1,887,560
Transocean Aquila Ltd., 144A, 8.0%, 9/30/2028	453,846	464,017
Venture Global Calcasieu Pass LLC, 144A, 3.875%, 8/15/2029	1,185,000	1,088,681
Venture Global LNG, Inc., 144A, 7.0%, 1/15/2030	1,500,000	1,522,469
Western Midstream Operating LP, 6.35%, 1/15/2029	3,000,000	3,102,516
Whistler Pipeline LLC, 144A, 5.7%, 9/30/2031	5,000,000	4,992,678
		60,336,984
Financials 24.1%
ABN AMRO Bank NV, 144A, 4.988%, 12/3/2028	2,700,000	2,694,197
AerCap Ireland Capital DAC:
1.75%, 1/30/2026 (b)	2,000,000	1,935,257
2.45%, 10/29/2026	2,110,000	2,019,888
4.625%, 9/10/2029	1,121,000	1,096,326
6.95%, 3/10/2055	5,000,000	5,145,867
AIB Group PLC, 144A, 6.608%, 9/13/2029	800,000	836,131
Air Lease Corp.:
3.75%, 6/1/2026	2,000,000	1,968,950
Series C, 4.125%, Perpetual	1,000,000	940,963

Aircastle Ltd.:
144A, 2.85%, 1/26/2028	5,000,000	4,652,150
144A, 5.25%, 8/11/2025	2,000,000	2,000,622
144A, 6.5%, 7/18/2028	1,350,000	1,395,271
Ally Financial, Inc., 6.992%, 6/13/2029	8,000,000	8,334,242
Antares Holdings LP, 144A, 6.35%, 10/23/2029	2,853,000	2,830,443
Ares Capital Corp.:
3.875%, 1/15/2026	2,000,000	1,977,128
5.95%, 7/15/2029	1,150,000	1,162,796
7.0%, 1/15/2027	3,050,000	3,161,332
Arthur J. Gallagher & Co., 4.6%, 12/15/2027	4,000,000	3,983,975
Athene Global Funding, 144A, 5.684%, 2/23/2026	3,500,000	3,528,523
Avolon Holdings Funding Ltd.:
144A, 2.125%, 2/21/2026	4,000,000	3,868,674
144A, 4.25%, 4/15/2026	4,240,000	4,188,947
144A, 4.95%, 1/15/2028	3,000,000	2,972,753
144A, 6.375%, 5/4/2028	1,330,000	1,367,032
Banco Santander Chile, 144A, 2.7%, 1/10/2025	2,000,000	1,996,171
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand:
144A, 5.375%, 4/17/2025	1,350,000	1,348,908
144A, 5.621%, 12/10/2029	921,000	916,395
Banco Santander SA, 5.588%, 8/8/2028	2,000,000	2,026,744
Bank of America Corp.:
4.0%, 1/22/2025	750,000	749,624
5.933%, 9/15/2027	3,000,000	3,053,612
6.22%, 9/15/2026	3,000,000	3,072,009
Barclays PLC:
4.375%, Perpetual	3,000,000	2,698,006
4.836%, 5/9/2028	3,000,000	2,947,264
4.837%, 9/10/2028	674,000	669,918
6.49%, 9/13/2029	2,408,000	2,504,538
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	2,139,000	2,087,696
BGC Group, Inc., 6.6%, 6/10/2029	3,500,000	3,585,574
Blackstone Private Credit Fund:
144A, 4.95%, 9/26/2027	1,470,000	1,452,226
144A, 5.6%, 11/22/2029	3,000,000	2,961,912
5.95%, 7/16/2029	2,224,000	2,238,653
7.3%, 11/27/2028	1,500,000	1,577,577
Blackstone Secured Lending Fund:
3.625%, 1/15/2026	5,385,000	5,307,551
5.35%, 4/13/2028	3,000,000	2,992,078
5.875%, 11/15/2027	1,640,000	1,665,777
Blue Owl Credit Income Corp., 144A, 6.6%, 9/15/2029	3,820,000	3,896,299
BPCE SA, 144A, 4.875%, 4/1/2026	500,000	498,093
Capital One Financial Corp.:
2.636%, 3/3/2026	4,000,000	3,983,004
4.985%, 7/24/2026	1,940,000	1,938,470
5.7%, 2/1/2030	6,000,000	6,082,221
7.149%, 10/29/2027	980,000	1,016,965
Citigroup, Inc.:
5.174%, 2/13/2030	2,970,000	2,967,740
5.5%, 9/13/2025	750,000	753,309
Corebridge Global Funding, 144A, 5.2%, 1/12/2029	4,000,000	4,022,160
Danske Bank A/S:
144A, 4.375%, 6/12/2028	4,000,000	3,900,855
144A, 6.466%, 1/9/2026	3,000,000	3,000,627
Discover Bank, 5.974%, 8/9/2028	5,100,000	5,193,606
Discover Financial Services, 4.1%, 2/9/2027	1,291,000	1,267,686

Essent Group Ltd., 6.25%, 7/1/2029	6,000,000	6,125,302
FS KKR Capital Corp., 7.875%, 1/15/2029	4,000,000	4,254,516
HSBC Holdings PLC:
1.645%, 4/18/2026	2,020,000	2,000,038
4.7%, Perpetual (b)	3,000,000	2,643,444
6.0%, Perpetual	500,000	488,864
7.336%, 11/3/2026	3,000,000	3,057,879
ING GROEP NV, 6.083%, 9/11/2027	2,910,000	2,965,859
Intesa Sanpaolo SpA:
144A, 3.875%, 1/12/2028	3,425,000	3,277,593
144A, 7.0%, 11/21/2025	1,340,000	1,362,649
Jackson National Life Global Funding, 144A, 5.55%, 7/2/2027	1,425,000	1,442,864
Jefferies Financial Group, Inc., 5.875%, 7/21/2028	3,070,000	3,139,271
KeyBank NA, 3.4%, 5/20/2026	4,000,000	3,909,005
KeyCorp., SOFR + 1.25%, 5.716% (c), 5/23/2025	2,850,000	2,852,544
Lloyds Banking Group PLC:
4.65%, 3/24/2026	4,530,000	4,503,314
4.716%, 8/11/2026	1,440,000	1,436,856
5.985%, 8/7/2027	1,140,000	1,156,955
LPL Holdings, Inc., 6.75%, 11/17/2028 (b)	3,640,000	3,823,008
Macquarie Airfinance Holdings Ltd.:
144A, 5.15%, 3/17/2030	2,000,000	1,953,683
144A, 6.4%, 3/26/2029	4,000,000	4,115,731
Macquarie Bank Ltd., 144A, 5.391%, 12/7/2026	970,000	984,796
Macquarie Group Ltd.:
144A, 5.108%, 8/9/2026	3,000,000	3,000,291
144A, SOFR + 0.92%, 5.395% (c), 9/23/2027	6,000,000	6,020,220
MGIC Investment Corp., 5.25%, 8/15/2028	7,000,000	6,848,392
Mitsubishi HC Finance America LLC, 144A, 5.15%, 10/24/2029	4,000,000	3,989,957
NatWest Group PLC:
5.583%, 3/1/2028	1,280,000	1,295,209
5.847%, 3/2/2027	1,200,000	1,211,931
NatWest Markets PLC, 144A, 5.416%, 5/17/2027	2,090,000	2,118,384
Nomura Holdings, Inc.:
2.648%, 1/16/2025	2,495,000	2,492,699
5.099%, 7/3/2025	3,000,000	3,001,275
SOFR + 1.25%, 5.734% (c), 7/2/2027	4,500,000	4,537,215
Nuveen LLC, 144A, 5.55%, 1/15/2030	450,000	458,642
Rocket Mortgage LLC:
144A, 2.875%, 10/15/2026 (b)	1,125,000	1,067,417
144A, 3.625%, 3/1/2029	1,180,000	1,068,629
Santander Holdings USA, Inc.:
6.124%, 5/31/2027	611,000	619,931
6.565%, 6/12/2029	2,659,000	2,745,602
Santander U.K. Group Holdings PLC, 1.673%, 6/14/2027	6,620,000	6,301,052
Societe Generale SA, 144A, 5.519%, 1/19/2028	3,000,000	3,009,905
Standard Chartered PLC:
144A, 4.75%, Perpetual (b)	635,000	552,569
144A, 5.688%, 5/14/2028	1,680,000	1,701,503
144A, 6.17%, 1/9/2027	2,120,000	2,140,663
Starwood Property Trust, Inc., 144A, (REIT), 3.625%, 7/15/2026	1,175,000	1,133,998
State Street Corp., Series I, 6.7%, Perpetual	1,330,000	1,356,275
Synchrony Bank, 5.4%, 8/22/2025	1,000,000	1,001,225
Synchrony Financial, 4.875%, 6/13/2025	5,000,000	4,995,056
Truist Financial Corp.:
4.873%, 1/26/2029	1,720,000	1,711,001
5.435%, 1/24/2030	1,610,000	1,624,210
6.047%, 6/8/2027	5,000,000	5,082,261

UBS Group AG, 144A, 2.193%, 6/5/2026	1,390,000	1,373,444
UniCredit SpA, 144A, 1.982%, 6/3/2027 (b)	4,000,000	3,828,191
		278,216,053
Health Care 2.2%
Bayer U.S. Finance II LLC, 144A, 4.375%, 12/15/2028	1,500,000	1,442,522
Bayer U.S. Finance LLC, 144A, 6.25%, 1/21/2029	3,000,000	3,060,282
Community Health Systems, Inc., 144A, 6.0%, 1/15/2029	600,000	537,244
CVS Health Corp.:
3.75%, 4/1/2030 (b)	6,000,000	5,495,780
7.0%, 3/10/2055	2,000,000	2,006,711
CVS Pass-Through Trust, 6.036%, 12/10/2028	566,862	569,967
HCA, Inc., 5.25%, 6/15/2026	1,000,000	1,002,424
Icon Investments Six DAC, 5.809%, 5/8/2027	5,830,000	5,928,736
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029	575,000	504,079
Mylan, Inc., 4.55%, 4/15/2028	4,000,000	3,918,874
Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/9/2027	1,105,000	1,078,283
		25,544,902
Industrials 2.1%
AGCO Corp., 5.45%, 3/21/2027	1,270,000	1,282,038
Allied Universal Holdco LLC, 144A, 4.625%, 6/1/2028	1,145,000	1,082,591
Block, Inc., 2.75%, 6/1/2026	420,000	404,711
Boeing Co.:
2.196%, 2/4/2026	4,500,000	4,364,059
6.259%, 5/1/2027	3,050,000	3,122,543
Delta Air Lines, Inc., 144A, 4.5%, 10/20/2025	173,333	172,244
Enviri Corp., 144A, 5.75%, 7/31/2027	1,160,000	1,103,552
EquipmentShare.com, Inc., 144A, 9.0%, 5/15/2028	1,590,000	1,649,367
GFL Environmental, Inc., 144A, 5.125%, 12/15/2026	1,045,000	1,039,380
Moog, Inc., 144A, 4.25%, 12/15/2027	1,080,000	1,030,816
Penske Truck Leasing Co. LP:
144A, 1.7%, 6/15/2026 (b)	3,000,000	2,863,991
144A, 4.0%, 7/15/2025	2,550,000	2,535,720
144A, 4.4%, 7/1/2027	2,440,000	2,408,482
Ryder System, Inc., 4.95%, 9/1/2029	1,756,000	1,749,818
		24,809,312
Information Technology 3.3%
AppLovin Corp., 5.125%, 12/1/2029	6,000,000	5,985,332
Broadcom, Inc.:
4.15%, 2/15/2028	2,440,000	2,398,970
5.05%, 7/12/2027	1,320,000	1,332,225
CDW LLC, 5.1%, 3/1/2030	2,500,000	2,462,222
Clarivate Science Holdings Corp., 144A, 3.875%, 7/1/2028	1,580,000	1,471,852
Cloud Software Group, Inc., 144A, 6.5%, 3/31/2029	575,000	564,387
Concentrix Corp.:
6.6%, 8/2/2028 (b)	4,000,000	4,098,436
6.65%, 8/2/2026	2,230,000	2,268,261
DXC Technology Co., 1.8%, 9/15/2026	5,305,000	5,023,729
Genpact Luxembourg SARL, 6.0%, 6/4/2029	3,704,000	3,787,283
Global Payments, Inc., 4.95%, 8/15/2027	910,000	911,235
Hewlett Packard Enterprise Co., 4.45%, 9/25/2026	2,204,000	2,192,847
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	3,500,000	3,327,949
Microchip Technology, Inc., 4.25%, 9/1/2025	170,000	169,288

Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029	1,105,000	1,027,787
Open Text Corp., 144A, 6.9%, 12/1/2027	1,170,000	1,208,994
		38,230,797
Materials 2.4%
Avient Corp., 144A, 6.25%, 11/1/2031	216,000	213,060
Berry Global, Inc., 1.65%, 1/15/2027	3,400,000	3,183,583
Celanese U.S. Holdings LLC, 6.6%, 11/15/2028	3,430,000	3,513,524
Chemours Co., 5.375%, 5/15/2027	1,190,000	1,145,389
Huntsman International LLC, 4.5%, 5/1/2029	7,000,000	6,673,963
Indonesia Asahan Aluminium Persero PT:
144A, 4.75%, 5/15/2025	1,500,000	1,495,490
REG S, 4.75%, 5/15/2025	500,000	498,497
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	2,419,000	2,412,832
Novelis Corp., 144A, 3.25%, 11/15/2026	1,180,000	1,123,956
Olin Corp.:
5.125%, 9/15/2027	1,045,000	1,022,756
5.625%, 8/1/2029	3,000,000	2,916,779
Olympus Water U.S. Holding Corp., 144A, 9.75%, 11/15/2028	1,000,000	1,061,016
Silgan Holdings, Inc., 144A, 1.4%, 4/1/2026	2,727,000	2,597,523
		27,858,368
Real Estate 1.5%
Crown Castle, Inc., (REIT), 4.9%, 9/1/2029	1,187,000	1,173,818
Equinix, Inc.:
(REIT), 1.0%, 9/15/2025 (b)	4,500,000	4,381,317
(REIT), 1.25%, 7/15/2025	517,000	507,043
Iron Mountain, Inc., 144A, (REIT), 4.875%, 9/15/2027	1,050,000	1,023,780
Office Properties Income Trust, 144A, (REIT), 9.0%, 9/30/2029	957,000	830,605
Omega Healthcare Investors, Inc., (REIT), 5.25%, 1/15/2026	5,500,000	5,506,556
RLJ Lodging Trust LP, 144A, (REIT), 3.75%, 7/1/2026	1,030,000	1,001,724
VICI Properties LP, 144A, (REIT), 4.625%, 6/15/2025	3,462,000	3,448,390
		17,873,233
Utilities 1.3%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	2,800,000	2,813,516
Alliant Energy Finance LLC, 144A, 5.95%, 3/30/2029	1,110,000	1,136,028
DTE Energy Co., 4.95%, 7/1/2027	1,625,000	1,631,094
Eversource Energy, 5.0%, 1/1/2027	1,450,000	1,453,663
FirstEnergy Corp., Series B, 3.9%, 7/15/2027	3,000,000	2,921,377
Korea East-West Power Co., Ltd., 144A, 1.75%, 5/6/2025	940,000	930,159
NextEra Energy Operating Partners LP:
144A, 3.875%, 10/15/2026	590,000	564,139
144A, 7.25%, 1/15/2029	250,000	255,711
Vistra Operations Co. LLC:
REG S, 4.375%, 5/1/2029	1,145,000	1,078,032
144A, 5.05%, 12/30/2026	1,632,000	1,633,435
		14,417,154
Total Corporate Bonds (Cost $573,222,575)		573,772,891

Mortgage-Backed Securities Pass-Throughs 4.3%
Federal National Mortgage Association:
3.0%, with various maturities from 5/1/2027 until 6/1/2027	35,122	34,561
5.5%, 1/1/2055 (d)	15,000,000	14,795,655
6.0%, 1/1/2055 (d)	5,000,000	5,023,600

Government National Mortgage Association:
5.5%, 1/1/2055 (d)	20,000,000	19,818,380
6.0%, with various maturities from 1/15/2039 until 1/1/2055 (d)	10,013,823	10,076,015
7.0%, 6/20/2038	1,408	1,525
Total Mortgage-Backed Securities Pass-Throughs (Cost $50,205,149)		49,749,736

Asset-Backed 20.1%
Automobile Receivables 6.2%
Ally Bank Auto Credit-Linked Notes:
“C”, Series 2024-B, 144A, 5.215%, 9/15/2032	466,408	466,773
“D”, Series 2024-B, 144A, 5.41%, 9/15/2032	466,408	466,764
“C”, Series 2024-A, 144A, 6.022%, 5/17/2032	1,173,895	1,189,096
Avis Budget Rental Car Funding AESOP LLC:
“B”, Series 2020-2A, 144A, 2.96%, 2/20/2027	1,000,000	981,447
“D”, Series 2021-1A, 144A, 3.71%, 8/20/2027	5,000,000	4,769,656
“C”, Series 2023-1A, 144A, 6.23%, 4/20/2029	310,000	311,605
“C”, Series 2024-1A, 144A, 6.48%, 6/20/2030	250,000	251,517
“C”, Series 2023-7A, 144A, 7.41%, 8/21/2028	5,000,000	5,154,039
Bayview Opportunity Master Fund VII LLC, “B”, Series 2024-CAR1, 144A, 30-day average SOFR + 1.3%, 5.869% (c), 12/26/2031	178,056	178,465
CarMax Auto Owner Trust, “C”, Series 2023-2, 5.57%, 11/15/2028	1,000,000	1,013,150
Carvana Auto Receivables Trust:
“D”, Series 2021-N3, 1.58%, 6/12/2028	2,598,779	2,494,363
“D”, Series 2021-N4, 2.3%, 9/11/2028	1,663,791	1,606,769
“A3”, Series 2022-P2, 4.13%, 4/12/2027	564,325	563,251
“B”, Series 2022-P3, 5.04%, 10/10/2028	1,350,000	1,343,956
Chase Auto Owner Trust, “C”, Series 2022-AA, 144A, 4.64%, 7/25/2028	1,040,000	1,032,011
Chesapeake Funding II LLC, “C”, Series 2023-2A, 144A, 6.15%, 10/15/2035	2,430,000	2,487,049
CPS Auto Receivables Trust:
“C”, Series 2022-A, 144A, 2.17%, 4/16/2029	501,489	499,543
“C”, Series 2022-B, 144A, 4.33%, 8/15/2028	1,742,592	1,739,540
“B”, Series 2022-C, 144A, 4.88%, 4/15/2030	42,016	42,016
“C”, Series 2023-C, 144A, 6.27%, 10/15/2029	1,900,000	1,928,026
Exeter Automobile Receivables Trust, “E”, Series 2021-1A, 144A, 2.21%, 2/15/2028	3,000,000	2,939,909
Flagship Credit Auto Trust:
“C”, Series 2021-1, 144A, 0.91%, 3/15/2027	150,954	150,026
“C”, Series 2020-4, 144A, 1.28%, 2/16/2027	19,003	18,975
“C”, Series 2020-3, 144A, 1.73%, 9/15/2026	59,622	59,547
“E”, Series 2019-3, 144A, 3.84%, 12/15/2026	2,560,610	2,555,191
Ford Credit Auto Owner Trust:
“C”, Series 2021-1, 144A, 1.91%, 10/17/2033	100,000	95,890
“C”, Series 2021-2, 144A, 2.11%, 5/15/2034	3,253,000	3,073,748
“D”, Series 2021-2, 144A, 2.6%, 5/15/2034	905,000	858,871
“C”, Series 2018-1, 144A, 3.49%, 7/15/2031	4,000,000	3,996,417
Ford Credit Floorplan Master Owner Trust A, “C”, Series 2020-2, 1.87%, 9/15/2027	3,250,000	3,180,315
Foursight Capital Automobile Receivables Trust, “C”, Series 2023-2, 144A, 6.21%, 4/16/2029	2,000,000	2,034,414
Hertz Vehicle Financing III LLC, “C”, Series 2022-1A, 144A, 2.63%, 6/25/2026	500,000	496,065
Huntington Bank Auto Credit-Linked Notes:
“B1”, Series 2024-2, 144A, 5.442%, 10/20/2032	1,400,947	1,402,049
“B1”, Series 2024-1, 144A, 6.153%, 5/20/2032	905,126	915,169
JPMorgan Chase Bank NA:
“B”, Series 2021-3, 144A, 0.76%, 2/26/2029	37,418	37,097
“C”, Series 2021-3, 144A, 0.86%, 2/26/2029	139,693	138,496
“D”, Series 2021-3, 144A, 1.009%, 2/26/2029	19,956	19,793
“E”, Series 2021-3, 144A, 2.102%, 2/26/2029	49,890	49,586
Onemain Direct Auto Receivables Trust, “A1”, Series 2022-1A, 144A, 4.65%, 3/14/2029	960,272	959,881

PenFed Auto Receivables Owner Trust:
“B”, Series 2022-A, 144A, 4.6%, 12/15/2028	650,000	647,932
“C”, Series 2022-A, 144A, 4.83%, 12/15/2028	600,000	597,923
Santander Bank Auto Credit-Linked Notes:
“B”, Series 2022-A, 144A, 5.281%, 5/15/2032	199,140	199,180
“C”, Series 2023-B, 144A, 5.933%, 12/15/2033	1,497,134	1,510,423
“D”, Series 2023-B, 144A, 6.663%, 12/15/2033	1,497,134	1,514,560
“C”, Series 2022-C, 144A, 6.986%, 12/15/2032	364,119	366,292
“D”, Series 2022-C, 144A, 8.197%, 12/15/2032	1,110,563	1,121,086
“D”, Series 2022-A, 144A, 9.965%, 5/15/2032	3,250,000	3,333,529
Santander Bank NA:
“B”, Series 2021-1A, 144A, 1.833%, 12/15/2031	682	681
“C”, Series 2021-1A, 144A, 3.268%, 12/15/2031	460	460
Santander Consumer Auto Receivables Trust:
“C”, Series 2021-CA, 144A, 2.97%, 6/15/2028	115,847	114,511
“C”, Series 2021-BA, 144A, 3.09%, 3/15/2029	666,399	656,557
“E”, Series 2021-AA, 144A, 3.28%, 3/15/2027	1,750,000	1,716,503
Santander Drive Auto Receivables Trust:
“C”, Series 2022-1, 2.56%, 4/17/2028	217,289	216,918
“C”, Series 2022-5, 4.74%, 10/16/2028	875,000	874,657
“C”, Series 2023-3, 5.77%, 11/15/2030	1,500,000	1,524,649
U.S. Bank NA, “B”, Series 2023-1, 144A, 6.789%, 8/25/2032	1,070,826	1,086,162
United Auto Credit Securitization Trust, “B”, Series 2024-1, 144A, 6.57%, 6/10/2027	2,260,000	2,280,391
Westlake Automobile Receivables Trust, “C”, Series 2022-3A, 144A, 6.44%, 12/15/2027	2,500,000	2,525,388
		71,788,277
Credit Card Receivables 1.7%
Brex Commercial Charge Card Master Trust, “A1”, Series 2024-1, 144A, 6.05%, 7/15/2027	1,000,000	1,011,492
CARDS II Trust, “B”, Series 2023-2A, 144A, 6.379%, 7/15/2028	2,190,000	2,203,431
Continental Finance Credit Card ABS Master Trust:
“A”, Series 2021-A, 144A, 2.55%, 12/17/2029	3,000,000	2,986,432
“A”, Series 2024-A, 144A, 5.78%, 12/15/2032	1,300,000	1,303,936
“A”, Series 2022-A, 144A, 6.19%, 10/15/2030	2,000,000	2,018,088
Master Credit Card Trust II, “C”, Series 2022-1A, 144A, 2.27%, 7/21/2026	875,000	871,748
Mercury Financial Credit Card Master Trust:
“A”, Series 2024-2A, 144A, 6.56%, 7/20/2029	2,130,000	2,155,511
“A”, Series 2023-1A, 144A, 8.04%, 9/20/2027	5,000,000	4,999,008
Mission Lane Credit Card Master Trust, “A”, Series 2024-B, 144A, 5.88%, 1/15/2030	2,000,000	1,998,192
		19,547,838
Home Equity Loans 0.4%
BRAVO Residential Funding Trust, “A1”, Series 2021-HE1, 144A, 30-day average SOFR + 0.75%, 5.319% (c), 1/25/2070	548,223	546,634
Countrywide Home Equity Loan Trust, “2A”, Series 2006-I, 30-day average SOFR + 0.254%, 4.652% (c), 1/15/2037	446,923	419,562
Credit-Based Asset Servicing and Securitization LLC, “AF2”, Series 2006-CB2, 3.006%, 12/25/2036	1,631,629	1,300,062
NovaStar Mortgage Funding Trust, “M3”, Series 2004-3, 30-day average SOFR + 1.164%, 5.503% (c), 12/25/2034	395,501	352,394
People's Choice Home Loan Securities Trust, “A3”, Series 2004-1, 30-day average SOFR + 1.154%, 5.493% (c), 6/25/2034	1,508,945	1,490,456
Renaissance Home Equity Loan Trust:
“AF1”, Series 2006-4, 5.545%, 1/25/2037	57,029	18,052
“AF1”, Series 2007-2, 5.893%, 6/25/2037	340,249	83,947
Southern Pacific Secured Assets Corp., “A8”, Series 1998-2, 6.37%, 7/25/2029	19	19
		4,211,126

Miscellaneous 11.8%
AB BSL CLO 5 Ltd., “B”, Series 2024-5A, 144A, 90-day average SOFR + 1.7%, 6.015% (c), 1/20/2038	600,000	600,101
Allegro CLO V-S Ltd., “B1”, Series 2024-2A, 144A, 90-day average SOFR + 1.9%, 7.182% (c), 7/24/2037	2,700,000	2,719,621
American Homes 4 Rent Trust, “D”, Series 2015-SFR1, 144A, 4.407%, 4/17/2052	367,000	365,472
Apidos CLO LI Ltd., “C”, Series 2024-51A, 144A, 90-day average SOFR + 1.75%, 6.047% (c), 1/20/2038 (d)	2,100,000	2,100,000
Apidos CLO XL Ltd., “AR”, Series 2022-40A, 144A, 90-day average SOFR + 1.35%, 6.006% (c), 7/15/2037	2,500,000	2,507,228
Apidos CLO XLVII Ltd., “C”, Series 2024-47A, 144A, 90-day average SOFR + 2.35%, 6.967% (c), 4/26/2037	1,875,000	1,897,163
Apidos CLO XVIII-R, “A2R2”, Series 2018-18A, 144A, 90-day average SOFR + 1.58%, 5.946% (c), 1/22/2038	2,000,000	2,000,338
Applebee's Funding LLC, “A2”, Series 2023-1A, 144A, 7.824%, 3/5/2053	2,750,000	2,812,302
ARES LIX CLO Ltd., “C2”, Series 2021-59A, 144A, 3.35%, 4/25/2034	1,600,000	1,409,194
Ballyrock CLO Ltd., “BR”, Series 2020-2A, 144A, 90-day average SOFR + 2.212%, 6.829% (c), 10/20/2031	7,500,000	7,507,995
Battalion CLO XV Ltd., “B”, Series 2020-15A, 144A, 90-day average SOFR + 1.962%, 6.609% (c), 1/17/2033	5,000,000	5,003,680
Benefit Street Partners CLO XIV Ltd., “BR”, Series 2018-14A, 144A, 90-day average SOFR + 1.75%, 6.336% (c), 10/20/2037	1,000,000	1,009,964
Bryant Park Funding Ltd., “A1”, Series 2023-21A, 144A, 90-day average SOFR + 2.05%, 6.682% (c), 10/18/2036	900,000	907,916
Carlyle Global Market Strategies CLO Ltd.:
“BR2”, Series 2014-1A, 144A, 90-day average SOFR + 1.662%, 6.309% (c), 4/17/2031	4,000,000	4,011,744
“BR4”, Series 2012-4A, 144A, 90-day average SOFR + 1.75%, 6.382% (c), 4/22/2032	2,000,000	2,002,980
Carlyle U.S. CLO Ltd., “B”, Series 2018-2A, 144A, 90-day average SOFR + 2.312%, 6.968% (c), 10/15/2031	3,000,000	3,007,662
CF Hippolyta Issuer LLC:
“B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061	2,920,645	2,722,760
“B1”, Series 2020-1, 144A, 2.28%, 7/15/2060	3,747,717	3,632,966
CIFC Funding Ltd.:
“BR”, Series 2022-7A, 144A, 90-day average SOFR + 1.7%, 6.26% (c), 1/22/2038	1,325,000	1,325,535
“DR”, Series 2020-4A, 144A, 90-day average SOFR + 2.8%, 7.225% (c), 1/15/2040	1,755,000	1,755,339
Cloud Capital Holdco LP, “A2”, Series 2024-1A, 144A, 5.781%, 11/22/2049	1,800,000	1,793,958
CyrusOne Data Centers Issuer I LLC, “A2”, Series 2024-2A, 144A, 4.5%, 5/20/2049	4,000,000	3,812,274
Dell Equipment Finance Trust:
“C”, Series 2022-2, 144A, 4.74%, 7/22/2027	2,500,000	2,498,918
“C”, Series 2024-2, 144A, 4.99%, 8/22/2030	2,200,000	2,194,464
Domino's Pizza Master Issuer LLC:
“A2I”, Series 2018-1A, 144A, 4.116%, 7/25/2048	947,500	941,849
“A2II”, Series 2015-1A, 144A, 4.474%, 10/25/2045	83,475	83,144
Dryden 50 Senior Loan Fund, “B”, Series 2017-50A, 144A, 90-day average SOFR + 1.912%, 6.568% (c), 7/15/2030	500,000	500,703
Eaton Vance CLO Ltd., “AR2”, Series 2019-1A, 144A, 90-day average SOFR + 1.51%, 6.166% (c), 7/15/2037	1,500,000	1,502,381
Elara HGV Timeshare Issuer LLC:
“A”, Series 2023-A, 144A, 6.16%, 2/25/2038	1,158,408	1,181,414
“C”, Series 2023-A, 144A, 7.3%, 2/25/2038	330,974	337,338
Elmwood CLO 37 Ltd., “D1”, Series 2024-13A, 144A, 90-day average SOFR + 2.6%, 6.892% (c), 1/17/2038 (d)	500,000	500,000
Elmwood CLO II Ltd., “A2RR”, Series 2019-2A, 144A, 90-day average SOFR + 1.55%, 6.107% (c), 10/20/2037	1,500,000	1,500,245

Empower CLO Ltd.:
“A1R”, Series 2022-1A, 144A, 90-day average SOFR + 1.39%, 6.007% (c), 10/20/2037	1,000,000	1,006,433
“A1”, Series 2024-2A, 144A, 90-day average SOFR + 1.52%, 6.846% (c), 7/15/2037	1,412,000	1,417,621
FirstKey Homes Trust, “B”, Series 2022-SFR1, 144A, 4.493%, 5/19/2039	1,000,000	982,039
Flatiron CLO Ltd., “B”, Series 2018-1A, 144A, 90-day average SOFR + 1.612%, 6.259% (c), 4/17/2031	2,500,000	2,504,250
Frontier Issuer LLC, “A2”, Series 2023-1, 144A, 6.6%, 8/20/2053	750,000	763,336
Galaxy 34 CLO Ltd., “A”, Series 2024-34A, 144A, 90-day average SOFR + 1.37%, 5.925% (c), 10/20/2037	2,000,000	2,004,272
GoldenTree Loan Management U.S. CLO 1 Ltd., “A1R2”, Series 2017-1A, 144A, 90- day average SOFR + 1.282%, 5.899% (c), 4/20/2034	6,300,000	6,301,871
Golub Capital Partners CLO 76 B Ltd., “A1”, Series 2024-76A, 144A, 90-day average SOFR + 1.37%, 6.112% (c), 10/25/2037	2,000,000	2,008,632
Hilton Grand Vacations Trust:
“A”, Series 2019-AA, 144A, 2.34%, 7/25/2033	159,927	156,220
“B”, Series 2024-2A, 144A, 5.65%, 3/25/2038	2,617,933	2,632,200
HINNT LLC, “B”, Series 2024-A, 144A, 5.84%, 3/15/2043	762,853	768,994
Hotwire Funding LLC, “A2”, Series 2021-1, 144A, 2.311%, 11/20/2051	1,268,000	1,198,505
HPEFS Equipment Trust, “C”, Series 2023-2A, 144A, 6.48%, 1/21/2031	1,500,000	1,523,817
Jersey Mike's Funding, “A2I”, Series 2021-1A, 144A, 2.891%, 2/15/2052	1,990,000	1,904,102
Jersey Mike's Funding LLC, “A2”, Series 2024-1A, 144A, 5.636%, 2/15/2055	1,450,000	1,431,978
LCM XVI LP, “BR2”, Series 16A, 144A, 90-day average SOFR + 2.012%, 6.668% (c), 10/15/2031	2,120,000	2,120,962
Lewey Park CLO Ltd., “A2”, Series 2024-1A, 144A, 90-day average SOFR + 1.56%, 6.113% (c), 10/21/2037	1,000,000	1,002,914
Mosaic Solar Loan Trust:
“A”, Series 2020-1A, 144A, 2.1%, 4/20/2046	4,088,410	3,543,628
“C”, Series 2022-2A, 144A, 5.95%, 1/21/2053	2,220,000	856,678
“C”, Series 2022-3A, 144A, 8.56%, 6/20/2053	605,000	217,880
MVW LLC:
“B”, Series 2021-1WA, 144A, 1.44%, 1/22/2041	124,810	117,802
“A”, Series 2020-1A, 144A, 1.74%, 10/20/2037	94,315	90,441
“B”, Series 2019-2A, 144A, 2.44%, 10/20/2038	257,531	250,453
“B”, Series 2020-1A, 144A, 2.73%, 10/20/2037	256,536	248,849
“B”, Series 2024-1A, 144A, 5.51%, 2/20/2043	1,329,245	1,336,318
MVW Owner Trust:
“A”, Series 2019-1A, 144A, 2.89%, 11/20/2036	471,207	467,122
“B”, Series 2023-1A, 144A, 5.42%, 10/20/2040	1,116,723	1,115,607
New Economy Assets Phase 1 Sponsor LLC, “B1”, Series 2021-1, 144A, 2.41%, 10/20/2061	1,125,000	1,009,943
NRZ Excess Spread-Collateralized Notes:
“A”, Series 2021-FHT1, 144A, 3.104%, 7/25/2026	455,251	439,098
“A”, Series 2021-GNT1, 144A, 3.474%, 11/25/2026	869,041	819,164
“A”, Series 2020-PLS1, 144A, 3.844%, 12/25/2025	322,611	317,269
OCP CLO Ltd.:
“A2”, Series 2024-36A, 144A, 90-day average SOFR + 1.55%, 6.112% (c), 10/16/2037	1,000,000	999,764
“B1”, Series 2024-36A, 144A, 90-day average SOFR + 1.7%, 6.262% (c), 10/16/2037	1,000,000	1,001,777
Palmer Square CLO Ltd., “A1R”, Series 2022-3A, 144A, 90-day average SOFR + 1.35%, 5.967% (c), 7/20/2037	2,300,000	2,312,482
Regatta XVIII Funding Ltd., “B”, Series 2021-1A, 144A, 90-day average SOFR + 1.712%, 6.368% (c), 1/15/2034	3,000,000	3,001,287
RR 35 Ltd., “A2”, Series 2024-35A, 144A, 90-day average SOFR + 1.7%, 6.002% (c), 1/15/2040 (d)	2,400,000	2,400,415
Sierra Timeshare Receivables Funding LLC, “B”, Series 2020-2A, 144A, 2.32%, 7/20/2037	154,216	152,568
Sixth Street CLO XXV Ltd., “B”, Series 2024-25A, 144A, 90-day average SOFR + 1.8%, 7.123% (c), 7/24/2037	2,700,000	2,717,615

Switch ABS Issuer LLC:
“A2”, Series 2024-2A, 144A, 5.436%, 6/25/2054	1,250,000	1,246,861
“A2”, Series 2024-1A, 144A, 6.28%, 3/25/2054	2,124,000	2,154,450
Venture XXVI CLO Ltd., “BR”, Series 2017-26A, 144A, 90-day average SOFR + 1.962%, 6.579% (c), 1/20/2029	450,000	450,193
Voya CLO Ltd.:
“A3R2”, Series 2016-3A, 144A, 90-day average SOFR + 1.7%, 6.332% (c), 10/18/2031	5,000,000	5,005,690
“B”, Series 2024-1A, 144A, 90-day average SOFR + 2.0%, 6.656% (c), 4/15/2037	2,650,000	2,670,670
“D1”, Series 2024-7A, 144A, 90-day average SOFR + 2.85%, 7.136% (c), 1/20/2038 (d)	1,800,000	1,800,344
Wingstop Funding LLC, “A2”, Series 2024-1A, 144A, 5.858%, 12/5/2054	1,200,000	1,202,464
Zais CLO 13 Ltd., “A1AR”, Series 2019-13A, 144A, 90-day average SOFR + 1.3%, 5.956% (c), 7/15/2032	2,332,968	2,334,293
		136,155,919
Total Asset-Backed (Cost $233,373,402)		231,703,160

Commercial Mortgage-Backed Securities 8.0%
20 Times Square Trust:
“B”, Series 2018-20TS, 144A, 3.1% (c), 5/15/2035	2,500,000	2,213,068
“C”, Series 2018-20TS, 144A, 3.1% (c), 5/15/2035	1,000,000	852,727
2023-MIC Trust, “B”, Series 2023-MIC, 144A, 9.532%, 12/5/2038	3,730,000	4,014,199
BAHA Trust, “A”, Series 2024-MAR, 144A, 6.171%, 12/10/2041	3,343,000	3,375,011
Bank, “A5”, Series 2021-BN34, 2.438%, 6/15/2063	500,000	412,341
BF Mortgage Trust, “B”, Series 2019-NYT, 144A, 30-day average SOFR + 1.697%, 6.095% (c), 12/15/2035	500,000	481,087
BHMS Mortgage Trust, “A”, Series 2018-ATLS, 144A, 30-day average SOFR + 1.547%, 5.944% (c), 7/15/2035	2,500,000	2,496,890
BPR Trust:
“A”, Series 2024-PMDW, 144A, 5.358%, 11/5/2041	893,000	890,108
“B”, Series 2021-TY, 144A, 30-day average SOFR + 1.264%, 5.662% (c), 9/15/2038	1,806,000	1,788,329
“C”, Series 2021-TY, 144A, 30-day average SOFR + 1.814%, 6.212% (c), 9/15/2038	340,000	336,673
BX Commercial Mortgage Trust:
“B”, Series 2020-VIV3, 144A, 3.544% (c), 3/9/2044	2,000,000	1,811,112
“A”, Series 2019-IMC, 144A, 30-day average SOFR + 1.046%, 5.443% (c), 4/15/2034	941,959	935,050
“B”, Series 2019-IMC, 144A, 30-day average SOFR + 1.346%, 5.743% (c), 4/15/2034	3,500,000	3,467,188
BX Trust:
“D”, Series 2019-OC11, 144A, 3.944% (c), 12/9/2041	2,500,000	2,273,674
“D”, Series 2021-ARIA, 144A, 30-day average SOFR + 2.01%, 6.407% (c), 10/15/2036	1,725,000	1,720,148
BXP Trust:
“B”, Series 2021-601L, 144A, 2.775% (c), 1/15/2044	2,000,000	1,621,514
“A”, Series 2017-CQHP, 144A, 30-day average SOFR + 0.897%, 5.295% (c), 11/15/2034	500,000	472,756
CFK Trust, “A”, Series 2020-MF2, 144A, 2.387%, 3/15/2039	3,450,000	3,187,551
COMM Mortgage Trust, “B”, Series 2013-CR6, 144A, 3.397%, 3/10/2046	989,156	976,043
Credit Suisse Mortgage Trust:
“C”, Series 2020-NET, 144A, 3.526%, 8/15/2037	1,000,000	974,207
“B”, Series 2020-FACT, 144A, 30-day average SOFR + 2.614%, 7.012% (c), 10/15/2037	2,756,000	2,659,540
CSAIL Commercial Mortgage Trust, “AS”, Series 2016-C6, 3.346%, 1/15/2049	1,000,000	953,784
DBGS Mortgage Trust, “B”, Series 2018-5BP, 144A, 30-day average SOFR + 1.077%, 5.475% (c), 6/15/2033	2,500,000	2,204,688
FHLMC Multifamily Structured Pass-Through Certificates:
“X1P”, Series KL05, Interest Only, 0.892% (c), 6/25/2029	17,800,000	629,328
“X1”, Series K058, Interest Only, 0.901% (c), 8/25/2026	21,518,739	258,451
Fontainebleau Miami Beach Mortgage Trust, “C”, Series 2024-FBLU, 144A, 30-day average SOFR + 2.15%, 6.643% (c), 12/15/2039	533,000	534,499

Freddie Mac Multifamily Structured Credit Risk:
“M1”, Series 2021-MN1, 144A, 30-day average SOFR + 2.0%, 6.569% (c), 1/25/2051	462,662	460,458
“M2”, Series 2021-MN1, 144A, 30-day average SOFR + 3.75%, 8.319% (c), 1/25/2051	1,808,000	1,845,999
GS Mortgage Securities Corp. Trust, “B”, Series 2021-IP, 144A, 30-day average SOFR + 1.264%, 5.662% (c), 10/15/2036	3,000,000	2,948,583
GS Mortgage Securities Trust, “AS”, Series 2013-GC13, 144A, 3.872% (c), 7/10/2046	347,839	333,925
Hilt Commercial Mortgage Trust, “B”, Series 2024-ORL, 144A, 30-day average SOFR + 1.941%, 6.338% (c), 5/15/2037	750,000	750,000
Hudson Yards Mortgage Trust, “A”, Series 2019-30HY, 144A, 3.228%, 7/10/2039	2,000,000	1,817,363
JPMDB Commercial Mortgage Securities Trust:
“A5”, Series 2020-COR7, 2.18%, 5/13/2053	1,950,000	1,583,305
“AS”, Series 2016-C4, 3.385%, 12/15/2049	1,000,000	929,360
JPMorgan Chase Commercial Mortgage Securities Trust:
“A”, Series 2021-1MEM, 144A, 2.516%, 10/9/2042	1,500,000	1,152,471
“A”, Series 2016-NINE, 144A, 2.854%, 9/6/2038	1,500,000	1,442,341
“A”, Series 2019-OSB, 144A, 3.397%, 6/5/2039	1,000,000	911,816
“A”, Series 2018-PHH, 144A, 30-day average SOFR + 1.257%, 5.654% (c), 6/15/2035	5,281,517	4,584,275
JW Commercial Mortgage Trust, “B”, Series 2024-MRCO, 144A, 30-day average SOFR + 1.941%, 6.338% (c), 6/15/2039	4,000,000	4,000,000
LEX Mortgage Trust, “A”, Series 2024-BBG, 144A, 4.874%, 10/13/2033	750,000	735,910
Manhattan West Mortgage Trust, “A”, Series 2020-1MW, 144A, 2.13%, 9/10/2039	1,000,000	918,562
Morgan Stanley Bank of America Merrill Lynch Trust, “A3”, Series 2017-C33, 3.295%, 5/15/2050	2,118,545	2,102,490
MRCD Mortgage Trust, “C”, Series 2019-PARK, 144A, 2.718%, 12/15/2036	5,000,000	3,850,000
MSWF Commercial Mortgage Trust, “XA”, Series 2023-2, Interest Only, 0.907% (c), 12/15/2056	15,197,546	932,952
Natixis Commercial Mortgage Securities Trust, “C”, Series 2018-285M, 144A, 3.79% (c), 11/15/2032	2,000,000	1,700,040
One New York Plaza Trust:
“AJ”, Series 2020-1NYP, 144A, 30-day average SOFR + 1.364%, 5.762% (c), 1/15/2036	2,378,000	2,235,320
“B”, Series 2020-1NYP, 144A, 30-day average SOFR + 1.614%, 6.012% (c), 1/15/2036	1,166,000	1,085,547
ROCK Trust:
“A”, Series 2024-CNTR, 144A, 5.388%, 11/13/2041	1,189,000	1,185,685
“B”, Series 2024-CNTR, 144A, 5.93%, 11/13/2041	4,000,000	4,003,768
SDR Commercial Mortgage Trust, “B”, Series 2024-DSNY, 144A, 30-day average SOFR + 1.741%, 6.138% (c), 5/15/2039	500,000	495,571
SLG Office Trust, “A”, Series 2021-OVA, 144A, 2.585%, 7/15/2041	4,000,000	3,359,238
Starwood Mortgage Trust, “B”, Series 2021-LIH, 144A, 30-day average SOFR + 1.77%, 6.168% (c), 11/15/2036	500,000	495,962
UBS Commercial Mortgage Trust:
“XA”, Series 2017-C7, Interest Only, 0.973% (c), 12/15/2050	22,478,324	548,089
“XA”, Series 2017-C1, Interest Only, 1.471% (c), 6/15/2050	16,154,739	420,010
WB Commercial Mortgage Trust, “A”, Series 2024-HQ, 144A, 5.937% (c), 3/15/2040	500,000	501,557
Wells Fargo Commercial Mortgage Trust:
“A”, Series 2019-JWDR, 144A, 2.501% (c), 9/15/2031	200,000	192,163
“A2”, Series 2016-C34, 2.603%, 6/15/2049	43,631	43,548
“ASB”, Series 2015-C31, 3.487%, 11/15/2048	25,572	25,445
“C”, Series 2021-SAVE, 144A, 30-day average SOFR + 1.914%, 6.312% (c), 2/15/2040	2,051,200	2,051,710
“D”, Series 2021-SAVE, 144A, 30-day average SOFR + 2.614%, 7.012% (c), 2/15/2040	800,000	800,145
Total Commercial Mortgage-Backed Securities (Cost $94,325,206)		91,983,574

Collateralized Mortgage Obligations 6.0%
Angel Oak Mortgage Trust, “A1”, Series 2021-1, 144A, 0.909%, 1/25/2066	416,419	346,647

Banc of America Mortgage Trust:
“2A3”, Series 2005-J, 5.761% (c), 11/25/2035	47,626	41,595
“2A8”, Series 2003-J, 5.822% (c), 11/25/2033	98,602	88,905
“A15”, Series 2006-2, 6.0%, 7/25/2046	5,247	4,436
Barclays Mortgage Loan Trust, “A2”, Series 2021-NQM1, 144A, 1.984%, 9/25/2051	1,028,255	913,900
Bear Stearns Adjustable Rate Mortgage Trust, “5A”, Series 2003-8, 6.569% (c), 1/25/2034	215,194	185,630
Chase Mortgage Finance Corp.:
“M2”, Series 2021-CL1, 144A, 30-day average SOFR + 1.35%, 5.919% (c), 2/25/2050	1,835,082	1,785,622
“M3”, Series 2021-CL1, 144A, 30-day average SOFR + 1.55%, 6.119% (c), 2/25/2050	956,325	904,530
COLT Funding LLC, “A2”, Series 2021-3R, 144A, 1.257%, 12/25/2064	252,878	227,323
COLT Mortgage Loan Trust:
“A1”, Series 2021-2R, 144A, 0.798%, 7/27/2054	217,742	190,282
“A2”, Series 2021-1, 144A, 1.167%, 6/25/2066	697,464	587,485
“A3”, Series 2021-2, 144A, 1.335%, 8/25/2066	1,673,624	1,376,530
“A2”, Series 2021-HX1, 144A, 1.348%, 10/25/2066	715,034	602,778
Connecticut Avenue Securities Trust:
“1M2”, Series 2021-R03, 144A, 30-day average SOFR + 1.65%, 6.219% (c), 12/25/2041	500,000	505,140
“1M1”, Series 2023-R04, 144A, 30-day average SOFR + 2.3%, 6.86% (c), 5/25/2043	2,538,938	2,597,087
“1M2”, Series 2022-R04, 144A, 30-day average SOFR + 3.1%, 7.669% (c), 3/25/2042	250,000	259,900
Credit Suisse First Boston Mortgage Securities Corp., “5A1”, Series 2004-7, 5.0%, 10/25/2019	33,992	34,123
CSMC Trust , “B4”, Series 2013-IVR3, 144A, 3.401% (c), 5/25/2043	1,166,301	848,222
Ellington Financial Mortgage Trust:
“A3”, Series 2021-2, 144A, 1.291%, 6/25/2066	522,942	430,673
“A2”, Series 2021-3, 144A, 1.396%, 9/25/2066	2,078,803	1,672,484
“A3”, Series 2020-2, 144A, 1.64%, 10/25/2065	560,357	520,312
Federal Home Loan Mortgage Corp., “AI”, Series 5175, Interest Only, 2.5%, 12/25/2049	4,093,987	509,156
Federal National Mortgage Association:
“AO”, Series 2023-53, Principal Only, Zero Coupon , 11/25/2053	6,751,862	5,472,062
“NI”, Series 2021-49, Interest Only, 2.5%, 6/25/2051	2,583,084	399,820
“I”, Series 2021-57, Interest Only, 2.5%, 7/25/2051	3,352,549	501,618
“DE”, Series 2014-18, 4.0%, 8/25/2042	193,369	187,472
“IM”, Series 2014-72, Interest Only, 4.5%, 3/25/2044	755,286	69,331
“2”, Series 350, Interest Only, 5.5%, 3/25/2034	36,486	5,819
“DU”, Series 2024-9, 5.5%, 3/25/2054	1,848,312	1,829,422
“FE”, Series 2024-87, 30-day average SOFR + 1.85%, 6.0% (c), 12/25/2054	3,926,269	3,918,425
“1A6”, Series 2007-W8, 6.76% (c), 9/25/2037	247,644	251,343
Federal National Mortgage Association Connecticut Avenue Securities, “1B1”, Series 2024-R01, 144A, 30-day average SOFR + 2.7%, 7.269% (c), 1/25/2044	1,000,000	1,024,581
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2”, Series 2021-DNA7, 144A, 30-day average SOFR + 1.8%, 6.369% (c), 11/25/2041	1,200,000	1,211,241
“M1B”, Series 2022-DNA2, 144A, 30-day average SOFR + 2.4%, 6.969% (c), 2/25/2042	1,000,000	1,023,592
“M2”, Series 2019-DNA2, 144A, 30-day average SOFR + 2.564%, 7.133% (c), 3/25/2049	260,341	265,722
“M2”, Series 2019-DNA1, 144A, 30-day average SOFR + 2.764%, 7.333% (c), 1/25/2049	41,382	42,434
“M1B”, Series 2023-DNA2, 144A, 30-day average SOFR + 3.25%, 7.81% (c), 4/25/2043	2,000,000	2,108,229
GCAT Trust, “A2”, Series 2021-NQM2, 144A, 1.242%, 5/25/2066	605,159	508,426

Government National Mortgage Association:
“AI”, Series 2021-1, Interest Only, 2.0%, 1/20/2051	8,014,450	961,687
“KI”, Series 2020-160, Interest Only, 2.5%, 10/20/2050	3,950,674	428,785
“EI”, Series 2021-105, Interest Only, 2.5%, 5/20/2051	5,353,961	684,113
“JI”, Series 2021-121, Interest Only, 2.5%, 7/20/2051	7,495,217	765,248
“IT”, Series 2013-82, Interest Only, 3.5%, 5/20/2043	7,178,848	901,443
“IP”, Series 2009-118, Interest Only, 6.5%, 12/16/2039	97,684	21,075
Government National Mortgage Association REMICS, “HJ”, Series 2024-8, 5.0%, 1/20/2054	4,496,946	4,394,091
GS Mortgage-Backed Securities Trust, “A2”, Series 2020-NQM1, 144A, 1.791%, 9/27/2060	78,093	73,425
Imperial Fund Mortgage Trust:
“A2”, Series 2021-NQM1, 144A, 1.205%, 6/25/2056	1,018,906	870,030
“A2”, Series 2021-NQM2, 144A, 1.362%, 9/25/2056	582,563	480,125
“A1”, Series 2022-NQM4, 144A, 4.767%, 6/25/2067	1,957,542	1,946,421
JPMorgan Chase Bank NA:
“M2”, Series 2021-CL1, 144A, 30-day average SOFR + 1.55%, 6.119% (c), 3/25/2051	1,200,784	1,183,736
“M3”, Series 2021-CL1, 144A, 30-day average SOFR + 1.8%, 6.369% (c), 3/25/2051	608,057	581,866
“M1”, Series 2020-CL1, 144A, 30-day average SOFR + 2.364%, 6.703% (c), 10/25/2057	2,065,568	2,101,882
“M4”, Series 2021-CL1, 144A, 30-day average SOFR + 2.75%, 7.319% (c), 3/25/2051	674,483	645,296
JPMorgan Mortgage Trust:
“A11”, Series 2024-6, 144A, 30-day average SOFR + 1.25%, 5.819% (c), 12/25/2054	3,497,895	3,499,499
“6A1”, Series 2005-A6, 7.75% (c), 8/25/2035	133,860	130,824
Merrill Lynch Mortgage Investors Trust, “1A”, Series 2004-1, 6.661% (c), 12/25/2034	2,732	2,631
MFA Trust:
“A3”, Series 2021-INV1, 144A, 1.262%, 1/25/2056	113,147	108,746
“A3”, Series 2021-NQM2, 144A, 1.472%, 11/25/2064	346,254	303,878
RCKT Mortgage Trust:
“A1A”, Series 2024-CES7, 144A, 5.158%, 10/25/2044	2,888,091	2,861,646
“A1B”, Series 2024-CES9, 144A, 5.683%, 12/25/2044 (e)	1,750,000	1,749,988
Residential Accredit Loans, Inc. Trust, “A1”, Series 2003-QS18, 5.0%, 9/25/2018	168	126
Residential Asset Mortgage Products Trust, “A4”, Series 2004-SL4, 7.0%, 7/25/2032	25,994	25,722
Sequoia Mortgage Trust, “B4”, Series 2013-2, 3.639% (c), 2/25/2043	529,221	509,098
Starwood Mortgage Residential Trust, “A3”, Series 2020-INV1, 144A, 1.593%, 11/25/2055	254,194	241,535
Towd Point Mortgage Trust:
“M1”, Series 2017-1, 144A, 3.75%, 10/25/2056	2,000,000	1,947,481
“M1”, Series 2022-SJ1, 144A, 4.5%, 3/25/2062	2,500,000	2,322,519
Verus Securitization Trust:
“A2”, Series 2021-R3, 144A, 1.277%, 4/25/2064	283,143	264,629
“A2”, Series 2020-4, 144A, 2.912%, 5/25/2065	326,116	317,479
“B1”, Series 2021-R3, 144A, 3.066%, 4/25/2064	4,277,000	3,397,470
Washington Mutual Mortgage Pass-Through Certificates Trust, “A9”, Series 2003-S9, 5.25%, 10/25/2033	167,322	161,007
Western Alliance Bank, “M1”, Series 2021-CL2, 144A, 30-day average SOFR + 3.15%, 7.719% (c), 7/25/2059	2,262,537	2,356,962
Total Collateralized Mortgage Obligations (Cost $73,178,160)		69,692,760

Government & Agency Obligations 11.1%
Other Government Related (f) 0.2%
Central American Bank for Economic Integration, 144A, 5.0%, 2/9/2026	2,500,000	2,501,713
Vnesheconombank:
144A, 5.942%, 11/21/2023* (e)	500,000	0
144A, 6.025%, 7/5/2022* (e)	1,500,000	0
		2,501,713

Sovereign Bonds 0.7%
Abu Dhabi Government International Bond, 144A, 2.5%, 4/16/2025		1,896,000	1,882,123
Canada Government Bonds, REG S, 2.25%, 12/1/2029	CAD	8,000,000	5,387,429
			7,269,552
U.S. Treasury Obligations 10.2%
U.S. Treasury Bills, 4.389% (g), 3/6/2025 (h)		1,000,000	992,677
U.S. Treasury Notes:
0.25%, 5/31/2025		10,000,000	9,837,742
0.375%, 11/30/2025		1,000,000	965,658
0.375%, 1/31/2026		5,000,000	4,797,554
0.625%, 3/31/2027		5,000,000	4,616,261
0.875%, 9/30/2026		4,000,000	3,774,765
1.125%, 1/15/2025		8,000,000	7,990,834
1.375%, 12/31/2028 (i)		21,000,000	18,726,213
1.5%, 8/15/2026		5,000,000	4,786,382
1.625%, 10/31/2026		16,000,000	15,269,174
2.75%, 2/28/2025		8,000,000	7,979,866
2.875%, 5/31/2025		11,000,000	10,936,328
3.0%, 9/30/2025		4,000,000	3,963,571
3.375%, 9/15/2027		10,000,000	9,772,197
3.875%, 3/31/2025		4,000,000	3,995,909
4.625%, 3/15/2026		4,500,000	4,519,449
4.75%, 7/31/2025		5,000,000	5,013,767
			117,938,347
Total Government & Agency Obligations (Cost 130,764,274)			127,709,612

Loan Participations and Assignments 0.4%
Senior Loans (c)
Amentum Government Services Holdings LLC, Term Loan B, 9/29/2031 (j)		1,000,000	997,705
Asurion LLC, Second Lien Term Loan B3, 1/31/2028 (j)		1,175,000	1,151,083
Clear Channel Outdoor Holdings, Inc., Term Loan, 8/23/2028 (j)		1,100,000	1,108,707
Star Parent, Inc., Term Loan B, 9/27/2030 (j)		994,981	973,713
Total Loan Participations and Assignments (Cost $4,224,448)			4,231,208

	Shares	Value ($)

Exchange-Traded Funds 0.2%
SPDR Bloomberg Short Term High Yield Bond ETF (Cost $2,621,850)	105,000	2,651,250

Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.39% (k) (l) (Cost $13,112,901)	13,112,901	13,112,901

Cash Equivalents 3.6%
DWS Central Cash Management Government Fund, 4.52% (k) (Cost $42,135,127)	42,135,127	42,135,127

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,217,163,092)	104.4	1,206,742,219
Other Assets and Liabilities, Net	(4.4)	(50,988,508)
Net Assets	100.0	1,155,753,711
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2024 are as follows:
Value ($) at 9/30/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2024	Value ($) at 12/31/2024
Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.39% (k) (l)
9,054,067	4,058,834 (m)	—	—	—	7,368	—	13,112,901	13,112,901
Cash Equivalents 3.6%
DWS Central Cash Management Government Fund, 4.52% (k)
25,301,224	110,175,423	93,341,520	—	—	430,103	—	42,135,127	42,135,127
34,355,291	114,234,257	93,341,520	—	—	437,471	—	55,248,028	55,248,028

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2024 amounted to $12,589,966, which is 1.1% of net assets.

(c)
Variable or floating rate security. These securities are shown at their current rate as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(d)	When-issued or delayed delivery securities included.
(e)	Investment was valued using significant unobservable inputs.
(f)	Government-backed debt issued by financial companies or government sponsored enterprises.
(g)	Annualized yield at time of purchase; not a coupon rate.
(h)	At December 31, 2024, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(i)	At December 31, 2024, this security has been pledged, in whole or in part, to cover collateral requirements for open forward commitments.
(j)	All or a portion of the security represents unsettled loan commitments at December 31, 2024 where the rate will be determined at the time of settlement.
(k)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(l)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(m)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Perpetual: Callable security with no stated maturity date.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust

SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At December 31, 2024, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
2 Year U.S. Treasury Note	USD	3/31/2025	575	118,387,186	118,225,391	(161,795)
3 Year Australian Bond	AUD	3/17/2025	300	19,714,322	19,711,077	(3,245)
Total unrealized depreciation						(165,040)
At December 31, 2024, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	3/20/2025	110	11,943,373	11,962,500	(19,127)

At December 31, 2024, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
CAD	7,775,000	USD	5,497,412	3/7/2025	75,110	Toronto-Dominion Bank
Currency Abbreviation(s)

AUD	Australian Dollar
CAD	Canadian Dollar
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$573,772,891	$—	$573,772,891
Mortgage-Backed Securities Pass-Throughs	—	49,749,736	—	49,749,736
Asset-Backed (a)	—	231,703,160	—	231,703,160
Commercial Mortgage-Backed Securities	—	91,983,574	—	91,983,574
Collateralized Mortgage Obligations	—	67,942,772	1,749,988	69,692,760
Government & Agency Obligations (a)	—	127,709,612	0	127,709,612
Loan Participations and Assignments	—	4,231,208	—	4,231,208
Exchange-Traded Funds	2,651,250	—	—	2,651,250
Short-Term Investments (a)	55,248,028	—	—	55,248,028
Derivatives (b)
Forward Foreign Currency Contracts	—	75,110	—	75,110
Total	$57,899,278	$1,147,168,063	$1,749,988	$1,206,817,329

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(184,167)	$—	$—	$(184,167)
Total	$(184,167)	$—	$—	$(184,167)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSDF-PH1
R-080548-3 (1/27)